Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR PEO1[1]	COMPENSATION ACTUALLY PAID TO PEO1[2]	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR PEO2[1]	COMPENSATION ACTUALLY PAID TO PEO2	AVERAGE SCT TOTAL FOR NON-PEO NEOs[1]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs[3]	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN MILLIONS)[5]	SOI (COMPANY- SELECTED MEASURE) (IN MILLIONS)[5,6]
							TSR	PEER GROUP TSR[4]
2025	$14,602,389	$16,345,262			$4,348,662	$3,865,410	$80.29	$79.56	$(1,700)	$1,057
2024	25,789,964	21,086,164	$18,256,958	$10,045,072	4,752,047	2,555,429	82.49	68.86	35	1,302
2023			14,740,302	16,802,641	5,336,338	5,688,099	131.26	88.96	(731)	943
2022			10,317,348	(11,700,294)	3,264,573	(2,598,280)	93.03	89.00	202	1,274
2021			21,415,578	39,794,054	6,743,039	11,818,873	195.42	120.99	780	1,288

Company Selected Measure Name	segment operating income (SOI)
Named Executive Officers, Footnote	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2025	Mark Stewart	Ms. Zamarro and Messrs. Phillips, Metzelaar and Helsel
2024	Richard Kramer (PEO2); Mark Stewart (PEO1)	Ms. Zamarro and Messrs. Delaney, Phillips, Helsel and McClellan
2023	Richard Kramer	Ms. Zamarro and Messrs. Wells, McClellan and Delaney
2022	Richard Kramer	Messrs. Wells, McClellan, Delaney, Phillips and Patterson
2021	Richard Kramer	Messrs. Wells, McClellan, Delaney and Patterson

Peer Group Issuers, Footnote	Dow Jones US Auto Parts Index
PEO Total Compensation Amount	$ 14,602,389
PEO Actually Paid Compensation Amount	$ 16,345,262
Adjustment To PEO Compensation, Footnote	For 2024, the amount of compensation actually paid (CAP) to PEO1 has been updated to correct an error in the calculation of the fair value of Mr. Stewart’s 2024-2026 PSU award related to the 2024 performance period. The following table sets forth the adjustments made to the SCT Total for PEO1 during 2025 to determine CAP to such PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

COVERED YEAR 2025

SCT Total for PEO	$14,602,389
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—
Add “service cost” for pension plans(a)	—
Add “prior service cost” for pension plans(b)	—
Deduct amounts reported under “Stock Awards” Column of the SCT	(7,128,093)
Deduct amounts reported under “Option Awards” Column of the SCT	—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(c)	7,183,606
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(d)	1,051,090
Add the fair value of awards granted and vested during the covered year(e)	—
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(f)	636,270
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—
Add dividends on unvested awards paid during the covered year	—
Add incremental fair value of awards modified during the covered year	—
Compensation Actually Paid:	$16,345,262

Non-PEO NEO Average Total Compensation Amount	$ 4,348,662	$ 4,752,047	$ 5,336,338	$ 3,264,573	$ 6,743,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,865,410	2,555,429	5,688,099	(2,598,280)	11,818,873
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made to the Average SCT Total for Non-PEO NEOs during 2025 to determine the average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

COVERED YEAR 2025
Average SCT Total for non-PEO NEOs	$4,348,662
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(452,830)
Add “service cost” for pension plans(a)	161,769
Add “prior service cost” for pension plans(b)	—
Deduct amounts reported under “Stock Awards” Column of the SCT	(1,153,546)
Deduct amounts reported under “Option Awards” Column of the SCT	—
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end(c)	980,402
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end(d)	(101,595)
Add the fair value of awards granted and vested during the covered year(e)	73,748
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year(f)	8,800
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	—
Add dividends on unvested awards paid during the covered year	—
Add incremental fair value of awards modified during the covered year	—
Compensation Actually Paid:	$3,865,410

Compensation Actually Paid vs. Total Shareholder Return	The following table illustrates the value of our CEO and other NEOs’ CAP and the Company’s TSR. COMPENSATION ACTUALLY PAID AND COMPANY TSR

CEO CAP	Non-CEO CAP	TSR

Compensation Actually Paid vs. Net Income	The following table illustrates the value of our CEO and other NEOs’ CAP and net income: COMPENSATION ACTUALLY PAID AND NET INCOME

CEO CAP	Non-CEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	The following table illustrates the value of our CEO and other NEOs’ CAP and the Company’s SOI (Company-Selected Measure): COMPENSATION ACTUALLY PAID AND SOI

CEO CAP	Non-CEO CAP	SOI

Total Shareholder Return Vs Peer Group	The following table compares the Company’s TSR to the Peer Group TSR: COMPANY TSR AND PEER GROUP TSR

Company TSR	Peer Group TSR

Tabular List, Table	SOI •SOI Margin •Free Cash Flow •Adjusted Net Income •Cash Flow Return on Capital •Relative TSR versus Comparison Group
Total Shareholder Return Amount	$ 80.29	82.49	131.26	93.03	195.42
Peer Group Total Shareholder Return Amount	79.56	68.86	88.96	89.00	120.99
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,700,000,000)	$ 35,000,000	$ (731,000,000)	$ 202,000,000	$ 780,000,000
Company Selected Measure Amount	1,057,000,000	1,302,000,000	943,000,000	1,274,000,000	1,288,000,000
PEO Name	Mark Stewart		Richard Kramer	Richard Kramer	Richard Kramer
Additional 402(v) Disclosure	Service cost is actuarially determined for services rendered during the covered year.There were no plan amendments or initiations during the covered year.For Mr. Stewart in 2025, the value includes the fair value of the 2025 RSU awards, the portion of the 2024-2025 PSU replacement award related to the one-year 2025 performance period, the portion of the 2024-2026 PSU award related to the one-year 2025 performance period, and the portions of the 2025-2027 PSU award related to the one-year 2025 performance period and three-year performance period ending December 31, 2027.For Mr. Stewart in 2025, the value includes the change in fair value of 2/3 of the 2024 RSU award, 1/2 of the 2024-2025 PSU award with respect to the 2024 performance period, and the portions of the 2024-2026 PSU award related to the one-year 2024 performance period and three-year performance period ending December 31, 2026. The values do not necessarily correspond to the actual value that will be received by Mr. Stewart upon vesting. For Mr. Stewart in 2025, there were no awards granted and vested in the covered year.For Mr. Stewart in 2025, the value includes the one-year 2024 RSU award, 1/3 of the 2024 RSU award, and the one-year 2024 PSU replacement award.Service cost is actuarially determined for services rendered during the covered year.There were no plan amendments or initiations during the covered year. For 2025, the value includes the fair value of the 2025 RSU awards, the portions of the 2025-2027 PSU award related to the one-year 2025 performance period and three-year performance period ending December 31, 2027, the portion of the 2024-2026 PSU award related to the one-year 2025 performance period, and 1/3 of the 2023-2025 PSU award with respect to the one-year 2025 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting. For 2025, the value includes the change in fair value of 2/3 of the 2024 RSU awards, the full 2023 RSU awards and the portions of the 2024-2026 PSU award related to the one-year 2024 performance period and three-year performance period ending December 31, 2026. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting. For 2025, the value includes 1/3 of the 2023-2025 PSU award with respect to the 2025 performance period. For 2025, the value includes 1/3 of the 2024 RSU award, the full 2022 RSU award, and 2/3 of the 2023-2025 PSU award with respect to the 2023 and 2024 performance periods. The figures in this column have been updated to reflect revisions to our previously issued 2022, 2023 and 2024 annual and interim financial statements.
The Pay versus Performance Table demonstrates the strong link between Compensation Actually Paid (CAP) and Company performance.
The items listed below represent the most important financial metrics we used to determine executive compensation for 2025 as further described in our Compensation Discussion and Analysis within the sections titled “Annual Compensation” and “Long-Term Compensation.”

Measure:: 1
Pay vs Performance Disclosure
Name	SOI
Non-GAAP Measure Description	We determined total segment operating income (SOI) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2025 and 2024. Total Segment Operating Income is the sum of the individual strategic business units’ (SBUs’) Segment Operating Income as determined in accordance with U.S. GAAP. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	SOI Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Flow Return on Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR versus Comparison Group
Mark Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,602,389	$ 25,789,964
PEO Actually Paid Compensation Amount	16,345,262	$ 21,086,164
PEO Name		Mark Stewart
Richard Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 18,256,958	$ 14,740,302	$ 10,317,348	$ 21,415,578
PEO Actually Paid Compensation Amount		$ 10,045,072	$ 16,802,641	$ (11,700,294)	$ 39,794,054
PEO Name		Richard Kramer
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,128,093)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,183,606
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,051,090
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	636,270
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value Of Awards Modified During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,830)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,769
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,153,546)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	980,402
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,595)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,748
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,800
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0